Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Amended and Restated Supplement dated September 28, 2015 to the

GMO Trust Multi-Class Prospectus,

dated June 30, 2015, as supplemented

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

GMO International Bond Fund

The Board of Trustees of GMO Trust has approved the liquidation and termination of GMO International Bond Fund (“IBF”). It is expected that IBF will be liquidated on or about September 30, 2015 (the “Liquidation Date”). You may redeem from IBF at any time, but if you are still a shareholder of IBF on the Liquidation Date, your investment in IBF will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in IBF as of the close of business on the Liquidation Date) will be transmitted to you.

Effective as of the Liquidation Date, all references to IBF in the Prospectus are amended to reflect the foregoing.

GMO Benchmark-Free Fund

Effective as of September 30, 2015 (the “Effective Date”), rather than as discussed in the Prospectus and Statement of Additional Information, GMO Benchmark-Free Fund (“BFF”) intends to make direct investments and intends to gain exposures through a wholly-owned Bermuda subsidiary. As a result of these changes, BFF will be exposed directly to the risks to which it would otherwise have been exposed indirectly. BFF will not invest in GMO GAAR Implementation Fund (“GIF”) and therefore all references in the Prospectus and Statement of Additional Information to BFF’s investments through GIF are amended to reflect the foregoing.

Fees and Expenses

Effective as of the Effective Date, footnote 2 to the table captioned “Annual Fund operating expenses” on page 117 of the Prospectus is replaced with the following:

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

In connection with the foregoing, effective as of the Effective Date, the following sentence is added to the end of the second paragraph of the sub-section captioned “Expense Reimbursement” on page 166 of the Prospectus: “In the case of Benchmark-Free Fund, ‘Specified Operating Expenses’ does not include the Fund’s direct custody expenses from emerging markets.”

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

Management of the Trust

Effective as of October 1, 2015, the tables on pages 163-165 of the Prospectus that identify the different Investment Teams of GMO primarily responsible for managing the portfolios of different Funds and the Senior Member(s) of GMO’s Investment Teams who are primarily responsible for providing investment management services to the Funds, are replaced with the following:

Investment Team	Primary Responsibilities
Asset Allocation

Asset Allocation Funds, Alpha Only Fund, Implementation Fund, and Special Opportunities Fund

High-level investment oversight:

Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, and U.S. Equity Allocation Fund

Global Equity	Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, and Risk Premium Fund

Focused Equity	Quality Fund and Resources Fund

International Active	Global Focused Equity Fund, Foreign Fund, and Foreign Small Companies Fund

Emerging Markets Equity	Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, and Taiwan Fund

Developed Fixed Income	Bond Funds (except Emerging Country Debt Fund)

Emerging Country Debt	Emerging Country Debt Fund

Funds	Senior Member	Title; Business Experience During Past 5 Years

Asset Allocation Funds,* Alpha Only Fund, and Implementation Fund

High-level investment oversight:

Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, and U.S. Equity Allocation Fund

	Ben Inker	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996 and of GMO’s developed fixed income portfolios since November 2014.
Sam Wilderman

Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since September 2012 and of GMO’s developed fixed income portfolios since November 2014. Previously, Mr. Wilderman was Co-Head of GMO’s Global Equity Team from 2009 to September 2012.

Special Opportunities Fund	Ben Inker	See above.

	Sam Wilderman	See above.

Funds	Senior Member	Title; Business Experience During Past 5 Years
	Chris Hudson	Portfolio Manager, Asset Allocation Team, GMO. Mr. Hudson has been responsible for overseeing the portfolio management of certain of GMO’s asset allocation portfolios since 2009.

Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, and Risk Premium Fund	David Cowan	Head, Global Equity Team, GMO. Dr. Cowan has provided research and portfolio management services to GMO’s global equity portfolios since 2006 and was Co-Head of the Global Equity Team from September 2012 to September 2015.
	Neil Constable	Portfolio Manager, Global Equity Team, GMO. Dr. Constable has been responsible for providing portfolio management and research services to GMO’s global equity portfolios since 2006.

	Chris Fortson	Portfolio Manager, Global Equity Team, GMO. Mr. Fortson has been responsible for providing portfolio management and research services to GMO’s global equity portfolios since 2009.

Quality Fund	Thomas Hancock	Head, Focused Equity Team, GMO. Dr. Hancock was responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios beginning in 1998 and was Co-Head of the Global Equity Team from 2009 to September 2015.

	Anthony Hene	Portfolio Manager, Focused Equity Team, GMO. Mr. Hene has been in this role since September, 2015. Mr. Hene has been responsible for providing portfolio management and research services for this and other global equity portfolios at GMO since 1995.

Resources Fund	Thomas Hancock	See above.

	Lucas White	Portfolio Manager, Focused Equity Team, GMO. Mr. White has been responsible for providing portfolio management and research services for this and GMO’s other Focused Equity portfolios since September 2015. Mr. White previously served in other capacities at GMO, including providing portfolio management for the GMO Quality Strategy, since joining GMO in 2006.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Global Focused Equity Fund	Drew Spangler	Head, International Active Team, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

	Greg Shell	Portfolio Manager, International Active Team, GMO. Mr. Shell has been responsible for overseeing the portfolio management of this Fund’s portfolio since 2013 and providing portfolio management and research services to GMO’s international active equity portfolios since 2009. Previously, Mr. Shell was an analyst at Columbia Management.

Foreign Fund Foreign Small Companies Fund	Drew Spangler	See above.

Emerging Markets Fund Emerging Countries Fund Taiwan Fund	Arjun Divecha	Head, Emerging Markets Equity Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

	Amit Bhartia	Portfolio Manager, Emerging Markets Equity Team, GMO Singapore. Mr. Bhartia has been responsible for providing portfolio management and research services to this and GMO’s other emerging markets equity portfolios since 1995 and has overseen the portfolio management of GMO’s emerging domestic opportunity equity portfolios since 2011.

	Warren Chiang	Portfolio Manager, Emerging Markets Equity Team, GMO. Mr. Chiang has been responsible for overseeing the portfolio management of these emerging markets equity portfolios since June 2015. Previously, Mr. Chiang was Managing Director, Head of Active Equity Strategies at Mellon Capital Management.

Emerging Domestic Opportunities Fund	Arjun Divecha	See above.
	Amit Bhartia	See above.
Bond Funds (except Debt Opportunities Fund and Emerging Country Debt Fund)	Ben Inker	See above.
	Sam Wilderman	See above.
Michael Emanuel

Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Emanuel has been responsible for providing portfolio management services to GMO’s developed fixed income portfolios since 2014. Previously, Mr. Emanuel was a portfolio manager at Convexity Capital Management.

	Greg Jones	Portfolio Manager, Developed Fixed Income Team, GMO. Dr. Jones has been responsible for providing portfolio management and research services to GMO’s developed fixed income portfolios since 2008.

Debt Opportunities Fund	Ben Inker	See above.

	Sam Wilderman	See above.

	Joe Auth	Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Auth has been responsible for providing portfolio management services to GMO’s structured credit portfolios since 2014. Previously, Mr. Auth was a portfolio manager at Harvard Management Company.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Emerging Country Debt Fund	Thomas Cooper	Co-Head, Emerging Country Debt Team, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s emerging country debt portfolios since 1994.

	Tina Vandersteel	Co-Head, Emerging Country Debt Team, GMO. Ms. Vandersteel has been in this role since October, 2015. Ms. Vandersteel has been responsible for providing research and portfolio management services for this and other emerging debt portfolios at GMO since 2004.

*	For Benchmark-Free Fund and Implementation Fund, allocations among asset classes are made by the Asset Allocation Team and specific security selections are made primarily by other Investment Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team selects equity securities within Implementation Fund.

In addition, effective as of October 1, 2015, the “Investment Team,” the individual(s) identified as “Senior Members,” and the Senior Members’ titles in the “Management of the Fund” section of each Fund’s Fund Summary in the Prospectus are amended to reflect the foregoing.

Determination of Net Asset Value

The following is added as a new paragraph immediately following the paragraph beginning “‘Quoted price’ typically means the bid price for securities held long and the ask price for securities sold short.” on page 167 of the Prospectus:

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Amended and Restated Supplement dated September 28, 2015 to the

GMO Trust Multi-Class Statement of Additional Information,

dated June 30, 2015, as supplemented

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Statement of Additional Information, dated June 30, 2015.

GMO International Bond Fund

The Board of Trustees of GMO Trust has approved the liquidation and termination of GMO International Bond Fund (“IBF”). It is expected that IBF will be liquidated on or about September 30, 2015 (the “Liquidation Date”). You may redeem from IBF at any time, but if you are still a shareholder of IBF on the Liquidation Date, your investment in IBF will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in IBF as of the close of business on the Liquidation Date) will be transmitted to you.

Effective as of the Liquidation Date, all references to IBF in the Statement of Additional Information are amended to reflect the foregoing.

Fund Investments

In the subsection “Loans (Including Bank Loans), Loan Participations, and Assignments” on pages 55-56 of the Statement of Additional Information, the following sentence is added as a new paragraph immediately following the ninth paragraph:

Loans may not be considered “securities,” and a Fund that purchases a loan may not be entitled to rely on anti-fraud and other protections under the federal securities laws.

Management of the Trust

In the subsection captioned “Officers,” the table on pages 114-115 of the Statement of Additional Information that sets forth information about the officers of GMO Trust is replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Joseph B. Kittredge, Jr. YOB: 1954	Trustee and President	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009-June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present); Partner, Ropes & Gray LLP (1988-2005).

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007-June 2015; Treasurer, November 2006-June 2015; Assistant Treasurer, September 2004-November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006-present).

Carly Condron YOB: 1984	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer and Chief Financial Officer since June 2015; Chief Accounting Officer since May 2014; Assistant Treasurer, September 2013-June 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009-present); Senior Accountant, Renaissance HealthCare (February 2009-December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006-February 2009).

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Betty Chang YOB: 1972	Assistant Treasurer	Since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010-present); Assistant Treasurer (June 2009-July 2010), Manager, Fund Administration and Regulatory Affairs (2006-2009), Hambrecht & Quist Capital Management LLC.

Craig Parker YOB: 1982	Assistant Treasurer	Since February 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2010-present); Senior Associate, PricewaterhouseCoopers LLP (September 2009-October 2010).

Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002-present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015-present); Associate, K&L Gates LLP (September 2007-July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006-present).

Meta S. David YOB: 1982	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012-present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer, Vice President and Assistant Clerk	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk since November 2006.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015-present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000-May 2015).

Kelly Hollister YOB: 1988	Anti-Money Laundering Officer	Since November 2014.	Compliance Associate, Grantham, Mayo, Van Otterloo & Co. LLC (May 2012-present).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exceptions of Messrs. Kittredge and Parker, each officer listed in the table above also serves as an officer of GMO Series Trust.

Investment Advisory and Other Services

In the section captioned “Portfolio Management,” the tables on pages 130-131 of the Statement of Additional Information that set forth information about the accounts overseen or managed by the senior members are replaced with the tables below. In the case of information relating to Ms. Vandersteel, these changes are effective October 1, 2015, the date as of which she will become a senior member.

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Joe Auth	1	$1,744,127,034	0	$0	0	$0
Amit Bhartia[2]	1	$2,564,956,808	1	$112,141,379	2	$468,182,616
Warren Chiang[3]	3	$6,927,966,684	2	$670,013,076	5	$2,094,731,231
Neil Constable[4]	11	$24,498,043,360	3	$801,952,481	2	$507,273,400
Thomas Cooper	1	$3,971,359,884	4	$3,193,166,525	0	$0
David Cowan[2]	11	$24,498,043,360	3	$801,952,481	2	$507,273,400
Arjun Divecha	4	$9,904,395,627	3	$714,947,859	6	$2,406,587,115
Michael Emanuel	8	$7,437,082,716	2	$1,119,318,097	4	$463,573,517
Chris Fortson[4]	11	$24,498,043,360	3	$801,952,481	2	$507,273,400
Thomas Hancock[2]	2	$9,253,468,991	2	$412,303,732	6	$2,140,855,943
Anthony Hene[4]	1	$9,081,723,763	1	$159,250,334	4	$2,072,982,294
Chris Hudson	1	$152,902	0	$0	0	$0
Ben Inker[2]	26	$46,208,623,487	13	$8,426,884,632	179	$18,321,112,818
Greg Jones	8	$7,437,082,716	2	$1,119,318,097	4	$463,573,517
Greg Shell	1	$11,200,863	0	$0	0	$0
Drew Spangler	3	$1,410,761,511	1	$1,184,003,219	3	$1,866,764,059
Tina Vandersteel[5]	1	$4,074,212,442	4	$3,352,507,304	0	$0
Lucas White[4]	1	$171,745,228	0	$0	0	$0
Sam Wilderman[2]	26	$46,208,623,487	13	$8,426,884,632	179	$18,321,112,818

	Registered investment companies managed for which GMO receives a performance- based fee (including non- GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world- wide) for which GMO receives a performance- based fee
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Joe Auth	0	$0	0	$0	0	$0
Amit Bhartia[2]	0	$0	0	$0	1	$304,662,883
Warren Chiang[3]	0	$0	0	$0	1	$575,279,503
Neil Constable[4]	0	$0	0	$0	0	$0
Thomas Cooper	0	$0	1	$1,018,118,283	0	$0
David Cowan[2]	0	$0	0	$0	0	$0
Arjun Divecha	0	$0	0	$0	1	$308,516,580
Michael Emanuel	0	$0	0	$0	1	$335,265,020
Chris Fortson[4]	0	$0	0	$0	0	$0
Thomas Hancock[2]	0	$0	1	$253,053,397	2	$67,873,649
Anthony Hene[4]	0	$0	0	$0	0	$0
Chris Hudson	0	$0	0	$0	0	$0
Ben Inker[2]	0	$0	4	$817,138,666	139	$14,632,666,680
Greg Jones	0	$0	0	$0	1	$335,265,020
Greg Shell	0	$0	0	$0	0	$0
Drew Spangler	0	$0	0	$0	1	$1,042,500,162
Tina Vandersteel[5]	0	$0	1	$876,994,451	0	$0

	Registered investment companies managed for which GMO receives a performance- based fee (including non- GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world- wide) for which GMO receives a performance- based fee
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Lucas White[4]	0	$0	0	$0	0	$0
Sam Wilderman[2]	0	$0	4	$817,138,666	139	$14,632,666,680

[1]	For some senior members, “Total assets” includes assets invested by other GMO Funds (including GMO Funds not offered through the Prospectus).
[2]	Information about the accounts overseen or managed by Drs. Cowan and Hancock and Messrs. Bhartia, Inker and Wilderman is provided as of June 30, 2015.
[3]	Information about the accounts overseen or managed by Mr. Chiang, who became a senior member effective June 30, 2015, is provided as of June 30, 2015.
[4]	Information about the accounts overseen or managed by Dr. Constable and Messrs. Fortson, Hene and White, each of whom became a senior member effective September 1, 2015, is provided as of June 30, 2015.
[5]	Information about the accounts overseen or managed by Ms. Vandersteel, who became a senior member effective October 1, 2015, is provided as of June 30, 2015.

In addition, in the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the tables on pages 132-137 of the Statement of Additional Information that set forth the dollar range of each senior member’s direct and indirect beneficial share ownership are replaced with the tables below. In the case of information relating to Ms. Vandersteel, these changes are effective October 1, 2015, the date as of which she will become a senior member.

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Joe Auth	Debt Opportunities Fund	None

Amit Bhartia[1]	Emerging Markets Fund Emerging Countries Fund Taiwan Fund Emerging Domestic Opportunities Fund	$10,001–$50,000 None None Over $1,000,000

Warren Chiang[2]	Emerging Countries Fund Emerging Markets Fund Taiwan Fund	None None None

Neil Constable[3]

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None $50,001–$100,000 None None

Thomas Cooper	Emerging Country Debt Fund	None

David Cowan[1]

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None None None

Arjun Divecha	Emerging Countries Fund Emerging Domestic Opportunities Fund Emerging Markets Fund Taiwan Fund	None Over $1,000,000 Over $1,000,000 None

Michael Emanuel	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	None None None None None None None

Chris Fortson[3]

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None None None

Thomas Hancock[1]	Quality Fund Resources Fund	None Over $1,000,000

Anthony Hene[3]	Quality Fund	$10,001–$50,000

Chris Hudson	Special Opportunities Fund	None

Ben Inker[1]

Alpha Only Fund

Asset Allocation Bond Fund

Benchmark-Free Allocation Fund

Benchmark-Free Bond Fund

Benchmark-Free Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Bond Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Bond Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

U.S. Treasury Fund

None None Over $1,000,000 None None None None None None None None None None None None None None None None None None None $100,001–$500,000 None None

Greg Jones	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	None None None None None None None

Greg Shell	Global Focused Equity Fund	$50,001–$100,000

Drew Spangler	Foreign Fund Foreign Small Companies Fund Global Focused Equity Fund	$10,001–$50,000 None $100,001–$500,000

Tina Vandersteel[4]	Emerging Country Debt Fund	$10,001–$50,000

Lucas White[3]	Resources Fund	None

Sam Wilderman[1]

Alpha Only Fund

Asset Allocation Bond Fund

Benchmark-Free Allocation Fund

Benchmark-Free Bond Fund

Benchmark-Free Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Bond Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Bond Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

U.S. Treasury Fund

None None Over $1,000,000 None None None None None None None None None None None None None None None None None None None None None None

[1]	Information about the dollar range of shares directly owned by Drs. Cowan and Hancock and Messrs. Bhartia, Inker and Wilderman is provided as of June 30, 2015.
[2]	Information about the dollar range of shares directly owned by Mr. Chiang, who became a senior member effective June 30, 2015, is provided as of June 30, 2015.
[3]	Information about the dollar range of shares directly owned by Dr. Constable and Messrs. Fortson, Hene and White, each of whom became a senior member effective September 1, 2015, is provided as of June 30, 2015.
[4]	Information about the dollar range of shares directly owned by Ms. Vandersteel, who became a senior member effective October 1, 2015, is provided as of June 30, 2015.

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Joe Auth	Debt Opportunities Fund	None

Amit Bhartia[1]	Emerging Markets Fund Emerging Countries Fund Taiwan Fund Emerging Domestic Opportunities Fund	None None None None

Warren Chiang[2]	Emerging Countries Fund Emerging Markets Fund Taiwan Fund	None None None

Neil Constable[3]

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None $10,001–$50,000 None None None None $10,001–$50,000

Thomas Cooper	Emerging Country Debt Fund	$50,001–$100,000

David Cowan[1]

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None None None

Arjun Divecha	Emerging Countries Fund Emerging Domestic Opportunities Fund Emerging Markets Fund Taiwan Fund	None None None None

Michael Emanuel	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	None None None None None None None

Chris Fortson[3]

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None None None

Thomas Hancock[1]	Quality Fund Resources Fund	None None

Anthony Hene[3]	Quality Fund	None

Chris Hudson	Special Opportunities Fund	None

Ben Inker[1]

Alpha Only Fund

Asset Allocation Bond Fund

Benchmark-Free Allocation Fund

Benchmark-Free Bond Fund

Benchmark-Free Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Bond Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Bond Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

U.S. Treasury Fund

Over $1,000,000 None None None None None None $500,001–$1,000,000 None None None None None Over $1,000,000 None None None None None None $100,001–$500,000 None None None $100,001–$500,000

Greg Jones	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	$1–$10,000 None None None None None $1–$10,000
Greg Shell	Global Focused Equity Fund	None

Drew Spangler	Foreign Fund Foreign Small Companies Fund Global Focused Equity Fund	None None None

Tina Vandersteel[4]	Emerging Country Debt Fund	None

Lucas White[3]	Resources Fund	None

Sam Wilderman[1]

Alpha Only Fund

Asset Allocation Bond Fund

Benchmark-Free Allocation Fund

Benchmark-Free Bond Fund

Benchmark-Free Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Bond Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Bond Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

U.S. Treasury Fund

Over $1,000,000 None None None None None None $100,001–$500,000 None None None None None Over $1,000,000 None None None None None None $500,001–$1,000,000 None None None $100,001–$500,000

[1]	Information about the dollar range of shares indirectly owned by Drs. Cowan and Hancock and Messrs. Bhartia, Inker and Wilderman is provided as of June 30, 2015.
[2]	Information about the dollar range of shares indirectly owned by Mr. Chiang, who became a senior member effective June 30, 2015, is provided as of June 30, 2015.
[3]	Information about the dollar range of shares indirectly owned by Dr. Constable and Messrs. Fortson, Hene and White, each of whom became a senior member effective September 1, 2015, is provided as of June 30, 2015.
[4]	Information about the dollar range of shares indirectly owned by Ms. Vandersteel, who became a senior member effective October 1, 2015, is provided as of June 30, 2015.